As filed with the Securities and Exchange Commission on September 30, 2019

1933 Act Registration Number – 333-189704

1940 Act Registration Number – 811-22858

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 16

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

Amendment No. 15

WST Investment Trust

(Exact Name of Registrant as Specified in Charter)

150 West Main Street, Suite 1700

Norfolk, VA 23510

(Address of Principal Office)

Registrant's Telephone Number, including Area Code: 757-623-3676

Roger H. Scheffel Jr.

150 West Main Street, Suite 1700

Norfolk, VA 23510

(Name and Address of Agent for Service)

With copy to: Thomas W. Steed III, Esq.

Kilpatrick Townsend & Stockton LLP

4208 Six Forks Road

Raleigh, NC 27609

and

Simon H. Berry, Esq.

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Approximate date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

/ /	immediately upon filing pursuant to paragraph (b)
/X/	on (October 1, 2019) pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

[ X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Post-Effective Amendment No. 13 (the “Amendment”) to the Registration Statement of WST Investment Trust was filed with the Commission pursuant to Rule 485(a) under the Securities Act of 1933 on July 3, 2019. Post-Effective Amendment No. 14 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 20, 2019 as the date upon which the Amendment would have become effective. Post-Effective Amendment No. 15 was filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating September 30, 2019 as the date upon which the Amendment would have become effective. This Post-Effective Amendment No. 16 is being filed pursuant to Rule 485(b)(1)(iii) for the purpose of designating October 1, 2019 as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 16 to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A, B, and C of the Amendment in their entirety.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 16 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, on the 30th day of September, 2019.

WST Investment Trust

By:	/s/ Simon Berry
Simon Berry
Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Wayne F. Wilbanks	Trustee and President	September 30, 2019
Wayne F. Wilbanks

/s/ Theresa M. Bridge	Treasurer	September 30, 2019
Theresa M. Bridge

*	Trustee
James H. Speed Jr.
/s/ Simon H. Berry
Simon H. Berry
*	Trustee	Attorney-in-Fact*
Thomas G. Douglass		September 30, 2019